Advance from Customers - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Advance From Customers [Line Items]
Prepaid rent received from tenants	$ 67,642	$ 255
Nam Tai Inno Park
Advance From Customers [Line Items]
Prepaid rent received from tenants	67,488
Nam Tai Inno Valley And Wuxi [Member]
Advance From Customers [Line Items]
Prepaid rent received from tenants	$ 154
Wuxi
Advance From Customers [Line Items]
Prepaid rent received from tenants		$ 255